Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net (loss)/income	$ 6,104	$ (1,393)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	3,759	3,752
Amortization of special survey costs	338	264
Amortization and write-off of deferred financing costs	109	115
Amortization of restricted common stock grants		142
Changes in assets and liabilities:
Inventories	(19)	455
Due to related parties	(745)	2,128
Trade accounts receivable	(1,353)	2,567
Prepayments and other current assets	(26)	313
Insurance claims receivable		(95)
Deferred dry-dock and special survey costs	(21)	(1,020)
Trade accounts payable	148	(611)
Hire collected in advance	837	1,191
Accrued and other liabilities and deferred charter hire revenue, current and non-current	371	(257)
Net cash provided by operating activities	9,502	7,551
Cash flows from investing activities:
Additions and improvements to existing vessels	(68)	(185)
Proceeds from maturities of short-term investments in time deposits, net	18,000	3,000
Net cash provided by investing activities	17,932	2,815
Cash flows from financing activities:
Repayment of long-term debt	(4,080)	(3,893)
Payment of financing costs	(93)	(1)
Common stock repurchases	(663)	(270)
Net cash used in financing activities	(4,836)	(4,164)
Net increase in cash and cash equivalents and restricted cash	22,598	6,202
Cash and cash equivalents and restricted cash at the beginning of the period	36,905	22,593
Cash and cash equivalents and restricted cash at the end of the period	59,503	28,795
SUPPLEMENTAL INFORMATION:
Cash paid for interest	2,411	2,897
Unpaid portion of special survey cost		460
Unpaid portion of additions and improvements to existing vessels		$ 101